COMMITMENTS AND CONTINGENT LIABILITIES (Legal proceedings and contingencies) (Details)	12 Months Ended					1 Months Ended					4 Months Ended	12 Months Ended							76 Months Ended	12 Months Ended																12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Dec. 31, 2006 ILS	Dec. 31, 2013 USD ($)	Dec. 31, 2006 USD ($)	Mar. 31, 2008 Employment Contract with Former Chief Executive Officer [Member]	Jan. 31, 2008 Breach of Contract with Agent [Member] USD ($)	Jan. 31, 2008 Breach of Contract with Agent [Member] EUR (€)	Dec. 31, 2007 Breach of Contract with Agent [Member] USD ($)	Dec. 31, 2007 Breach of Contract with Agent [Member] ILS	May 11, 2014 Health Claims [Member] claims	Dec. 31, 2013 Health Claims [Member] USD ($) claims	Dec. 31, 2013 Health Claims [Member] ILS	Dec. 31, 2012 Health Claims [Member] claims	Dec. 31, 2011 Health Claims [Member] claims	Dec. 31, 2010 Health Claims [Member] claims	Dec. 31, 2009 Health Claims [Member] claims	Dec. 31, 2008 Health Claims [Member] claims	May 11, 2014 Health Claims [Member] claims	Dec. 31, 2013 Health Claims [Member] Settled Litigation [Member] USD ($)	Dec. 31, 2013 Health Claims [Member] Settled Litigation [Member] ILS	Dec. 31, 2013 Health Claims [Member] Judicial Ruling [Member] USD ($)	Dec. 31, 2013 Health Claims [Member] Judicial Ruling [Member] ILS	Dec. 31, 2013 Health Claims [Member] Plaintiff [Member]	Dec. 31, 2013 Health Claims [Member] Israeli Ministry of Industry [Member]	Dec. 31, 2013 Health Claims [Member] National Insurance Institute [Member] USD ($)	Dec. 31, 2013 Health Claims [Member] National Insurance Institute [Member] ILS	Dec. 31, 2013 Health Claims Filed in Magistrate Court [Member] USD ($) claims	Dec. 31, 2013 Health Claims Filed in Magistrate Court [Member] ILS claims	Dec. 31, 2011 Breach of Contract with Quartz Processor [Member] USD ($)	Dec. 31, 2013 Breach of Contract with Quartz Processor [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] USD ($)	Apr. 15, 2012 Breach of Contract Lawsuit Filed by Kfar Giladi Quarries [Member] ILS	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] USD ($)	Aug. 31, 2012 Breach of Contract Lawsuit Filed Against Microgil and Kfar Giladi Quarries [Member] ILS	Dec. 31, 2013 Case Against Caesarstone USA, Inc. [Member] USD ($)
Loss Contingencies [Line Items]
Percentage of stock outstanding						17.00%
Vesting period						5 years
EBITDA multiple						5
Number of claims filed											13	8	8	7	6	4	2	1	41
Number of claims pending												27	27															23	23
Number of defendants												26	26
Amount of disputed payments																															$ 55,000,000
Damages sought																												19,147,000	66,500,000							56,000,000
Damages granted												1,500,000	5,300,000									200,000	800,000			900,000	3,300,000
Percentage of damages borne by the entity												33.00%	33.00%											40.00%	27.00%
Punitive damages																																				20,000,000
Maximum amount per claim																												700,000	2,500,000
Amount of claim												9,173,000	31,800,000
Estimate of possible loss, maximum							21,600,000	15,700,000	268,000	1,000,000										79,000	275,000											67,070,000	232,800,000	22,068,000	76,600,000
Total liability imposed																						126,000	436,669
Settlement agreement amount																				3,000	10,000
Write-off of inventory																														1,789,000
Gross amount of loan			4,500,000		1,000,000
Loan interest rate, spread over Prime					1.00%
Monthly payment			18,000
Impaired loan	1,127,000
Amount reserved for environmental clean-up expenditures				614,000
Proceeds from trademark infringement case	$ 1,817,000	1,700,000